Filed pursuant to Rule 497
File No. 333-204659

Supplement dated December 21, 2016
to
Prospectus dated October 6, 2016

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This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. (the “Company”) dated October 6, 2016 (as supplemented and amended from time to time, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 28 of the Prospectus before you decide to invest.

This supplement updates the Prospectus to reflect an amendment to the Company's Articles of Amendment and Restatement.

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This supplement amends the Prospectus as follows:

QUESTIONS AND ANSWERS ABOUT THIS OFFERING

This supplement replaces the first two sentences of the answer to the question “Are there any restrictions on the transfer of shares?” in the section entitled “Questions and Answers about This Offering” on page 24 of the Prospectus with the following:

No. Shares of our common stock have no preemptive, exchange, conversion or redemption rights.

DESCRIPTION OF OUR SECURITIES

This supplement replaces the third sentence of the section entitled “Description of Our Securities - Common Stock” on page 115 of the Prospectus with the following:

Shares of our common stock have no preemptive, exchange, conversion or redemption rights.

This supplement deletes the section entitled “Description of Our Securities - Limited Repurchase Rights” on page 117 of the Prospectus in its entirety.

This supplement deletes the section entitled “Description of Our Securities - Repurchase Upon Death or Disability” beginning on page 118 of the Prospectus in its entirety.